Risk management policy - Schedule of Foreign Currency Exchange Rate Risk (Details) ₸ in Millions	12 Months Ended
	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)
USD
Disclosure of detailed information about financial instruments [line items]
Exchange rates	505.53	525.11
EUR
Disclosure of detailed information about financial instruments [line items]
Exchange rates	593.44	546.74
TRY
Disclosure of detailed information about financial instruments [line items]
Exchange rates	11.8
Currency risk
Non-derivative financial assets
Non-derivative financial assets	₸ 9,685,093	₸ 7,980,758
Non-derivative financial liabilities
Non-derivative financial liabilities	8,286,937	6,741,599
Derivative financial instruments
Accounts payable on spot and derivative contracts	(454,487)	(409,345)
Accounts receivable on spot and derivative contracts	458,377	431,135
Net position on derivative financial instruments, Total	3,890	21,790
Currency risk | Tenge
Non-derivative financial assets
Non-derivative financial assets	8,883,016	7,552,496
Non-derivative financial liabilities
Non-derivative financial liabilities	7,060,636	6,153,015
Net position on non-derivative financial instruments, Total	1,822,380	1,399,481
Derivative financial instruments
Accounts payable on spot and derivative contracts	(299,866)	(251,281)
Accounts receivable on spot and derivative contracts	17,418	69,674
Net position on derivative financial instruments, Total	(282,448)	(181,607)
Net position, Total	1,539,932	1,217,874
Currency risk | USD
Non-derivative financial assets
Non-derivative financial assets	563,151	388,027
Non-derivative financial liabilities
Non-derivative financial liabilities	903,121	579,664
Net position on non-derivative financial instruments, Total	(339,970)	(191,637)
Derivative financial instruments
Accounts payable on spot and derivative contracts	(21,304)	(95,760)
Accounts receivable on spot and derivative contracts	316,357	316,929
Net position on derivative financial instruments, Total	295,053	221,169
Net position, Total	(44,917)	29,532
Currency risk | EUR
Non-derivative financial assets
Non-derivative financial assets	20,214	25,336
Non-derivative financial liabilities
Non-derivative financial liabilities	9,884	6,247
Net position on non-derivative financial instruments, Total	10,330	19,089
Derivative financial instruments
Accounts payable on spot and derivative contracts	(70,085)	(59,595)
Accounts receivable on spot and derivative contracts	62,938	43,192
Net position on derivative financial instruments, Total	(7,147)	(16,403)
Net position, Total	3,183	2,686
Currency risk | TRY
Non-derivative financial assets
Non-derivative financial assets	199,829
Non-derivative financial liabilities
Non-derivative financial liabilities	310,435
Net position on non-derivative financial instruments, Total	(110,606)
Derivative financial instruments
Accounts receivable on spot and derivative contracts	537
Net position on derivative financial instruments, Total	537
Net position, Total	(110,069)
Currency risk | Other currency
Non-derivative financial assets
Non-derivative financial assets	18,883	14,899
Non-derivative financial liabilities
Non-derivative financial liabilities	2,861	2,673
Net position on non-derivative financial instruments, Total	16,022	12,226
Derivative financial instruments
Accounts payable on spot and derivative contracts	(63,232)	(2,709)
Accounts receivable on spot and derivative contracts	61,127	1,340
Net position on derivative financial instruments, Total	(2,105)	(1,369)
Net position, Total	₸ 13,917	₸ 10,857